Share Capital - Capital Issued (Details)										1 Months Ended	12 Months Ended
	Dec. 18, 2020 EUR (€) shares	Dec. 18, 2020 $ / shares	Dec. 16, 2020 € / shares shares	Dec. 16, 2020 $ / shares shares	Jul. 28, 2020 EUR (€) shares	Jul. 27, 2020 shares	Mar. 06, 2020 shares	Apr. 09, 2019 € / shares	Apr. 09, 2019 $ / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) shares
Disclosure of classes of share capital [line items]
Equity										€ 70,468,000	€ 26,790,000	€ 70,468,000	€ (1,908,000)	€ 14,243,000
Par value per share (euro per share) | € / shares										€ 0.03	€ 0.03	€ 0.03	€ 0.03
Share issue related cost												€ 10,700,000	€ (1,030,000)
Initial offering costs											€ 349,000	10,359,000	1,438,000
IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Issue of equity, price per share (in euro or dollar per share) | $ / shares				$ 13.50
IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Issue of equity, price per share (in euro or dollar per share) | € / shares			€ 11.14
IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Issue of equity, price per share (in euro or dollar per share) | $ / shares		$ 13.50
Share Capital
Disclosure of classes of share capital [line items]
Equity										€ 1,032,963.66	€ 1,044,776.16	€ 1,032,963.66	€ 672,451.17	€ 589,000
Number of shares outstanding | shares										34,432,122	34,825,872	34,432,122	22,415,039	19,633,373
Capital increase, net (in shares) | shares					3,300,000	6,000	316,083				393,750	12,017,083	2,566,666
Share Capital | Initial Public Offering
Disclosure of classes of share capital [line items]
Capital increase, net (in shares) | shares										8,395,000
Share Capital | IPO initial deal, US Dollar
Disclosure of classes of share capital [line items]
Capital increase, net (in shares) | shares			5,445,000	5,445,000
Issue of equity, price per share (in euro or dollar per share) | $ / shares									$ 13.50
Share Capital | IPO initial deal, Euro
Disclosure of classes of share capital [line items]
Capital increase, net (in shares) | shares			1,855,000	1,855,000
Issue of equity, price per share (in euro or dollar per share) | € / shares								€ 11.14
Share Capital | IPO green shoe, US Dollar
Disclosure of classes of share capital [line items]
Capital increase, net (in shares) | shares	1,095,000
Issue of equity, price per share (in euro or dollar per share) | $ / shares									$ 13.50
Premiums related to share capital
Disclosure of classes of share capital [line items]
Equity										€ 255,735,000	€ 255,767,000	€ 255,735,000	€ 153,139,000	€ 122,799,000
Share issue related cost	€ 9,322,000				€ 1,387,000								€ (1,030,000)
Initial offering costs											€ 349,000